Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions	Acquisitions
2021
Terminated CN KCS merger agreement
On September 15, 2021, Kansas City Southern (“KCS”) notified CN that it terminated the previously announced May 21, 2021 definitive merger agreement (the “CN Merger Agreement") under which CN would have acquired KCS for an implied total transaction value of US$33.6 billion, including the assumption of US$3.8 billion of debt.
On August 31, 2021, the Surface Transportation Board ("STB") rejected the joint motion by CN and KCS to approve a proposed voting trust agreement. On September 15, 2021, KCS and its Board of Directors announced that the revised acquisition proposal of September 12, 2021 from Canadian Pacific Railway Limited (“CP”) constituted a "Company Superior Proposal" as defined in the CN Merger Agreement. Consequently, KCS entered into a waiver letter agreement with CN under which KCS agreed to terminate the CN Merger Agreement in order to enter into a merger agreement with CP. As a result, CN received from KCS a merger termination fee of US$700 million ($886 million), recorded in Merger termination fee within the Company’s Consolidated Statements of Income and reflected in Operating activities within the Consolidated Statements of Cash Flows. In addition, KCS also refunded Brooklyn US Holdings, Inc. ("Holdco"), a wholly owned subsidiary of the Company, US$700 million ($886 million) that CN had previously paid as an advance to KCS of US$700 million ($845 million) in connection with KCS’s payment of the termination fee to CP under KCS’s original merger agreement with CP that was terminated on May 21, 2021. The refund received in the third quarter was recorded in Transaction-related costs within the Consolidated Statements of Income and reflected in Investing activities within the Consolidated Statements of Cash flows. The US$700 million ($845 million) advance had been recorded in Advance to KCS and other transaction costs within the Consolidated Balance Sheets in the second quarter of 2021 and has been expensed to Transaction-
related costs within the Consolidated Statements of Income in the third quarter. This advance, along with $63 million of transaction-related costs paid in the second quarter, have been reflected in Investing activities within the Consolidated Statements of Cash flows.
The Company incurred $84 million of transaction-related costs for the year ended December 31, 2021 recorded in Transaction-related costs within the Consolidated Statements of Income. This included $125 million of transaction-related costs, consisting of a $76 million expense for costs previously capitalized to Advance to KCS and other transaction costs within the Consolidated Balance Sheets in the second quarter of 2021 in accordance with the expected application of equity method accounting and $49 million of additional transaction-related costs incurred in the third quarter of 2021; partially offset by $41 million of income generated as a result of the applicable foreign exchange rates prevailing at the time of payment of the US dollar denominated advance to KCS and receipt of the related refund.
The Company also paid $97 million of bridge financing and other fees (See Note 15 - Debt) which were recorded in Interest expense within the Consolidated Statements of Income for the year ended December 31, 2021.
For the year ended December 31, 2021, after accounting for all direct and incremental expenses as well as income generated from the merger termination fee, CN recorded additional income of $705 million ($616 million after-tax), as a result of its strategic decision to bid for KCS.

2019
Acquisition of intermodal division of H&R Transport Limited
On December 2, 2019, the Company acquired the intermodal temperature-controlled transportation division of the Alberta-based H&R Transport Limited ("H&R"). The acquisition positions CN to expand its presence in moving customer goods by offering more end-to-end rail supply chain solutions to a wider range of customers.
The Company's Consolidated Balance Sheets include the assets and liabilities of H&R as of December 2, 2019, the acquisition date. Since the acquisition date, H&R’s results of operations have been included in the Company's results of operations. The Company has not provided pro forma information relating to the pre-acquisition period as it was not material.
The total purchase price of $105 million included $95 million cash paid on the closing date and subsequent consideration of $10 million mostly related to funds withheld for the indemnification of claims.
The following table summarizes the consideration transferred to acquire H&R, as well as the fair value of the assets acquired and liabilities assumed, and goodwill that were recognized at the acquisition date:

December 2
In millions	2019
Consideration transferred
Cash paid at closing	$95
Subsequent consideration (1)	10
Fair value of total consideration transferred	$105
Recognized amounts of identifiable assets acquired and liabilities assumed (2)
Current assets	$10
Non-current assets (3)	84
Non-current liabilities	(1)
Total identifiable net assets (4)	$93
Goodwill (5)	$12
(1)Primarily comprised of funds withheld for the indemnification of claims.
(2)As at the acquisition date, the purchase price was preliminary and subject to change over the measurement period, permitted to be up to one year from the acquisition date. The Company's purchase price allocation is now final.
(3)Includes identifiable intangible assets of $52 million.
(4)Includes operating lease right-of-use assets and liabilities.
(5)The goodwill acquired through the business combination is mainly attributable to the premium of an established business operation. The goodwill is deductible for tax purposes.

Acquisition of the TransX Group of Companies
On March 20, 2019, the Company acquired the Manitoba-based TransX Group of Companies ("TransX"). TransX provides various transportation and logistics services, including intermodal, truckload, less than truckload and specialized services. The acquisition positions CN to strengthen its intermodal business, and allows the Company to expand capacity and foster additional supply chain solutions.
The Company's Consolidated Balance Sheets include the assets and liabilities of TransX as of March 20, 2019, the acquisition date. Since the acquisition date, TransX's results of operations have been included in the Company's results of operations. The Company has not provided pro forma information relating to the pre-acquisition period as it was not material.
The total purchase price of $192 million included an initial cash payment of $170 million, additional consideration of $25 million, less an adjustment of $3 million in the fourth quarter of 2019 to reflect the settlement of working capital. The acquisition date fair value of the additional consideration, recorded as a contingent liability, was estimated based on the expected outcome of operational and financial targets, and remained unchanged since the acquisition date. The fair value measure was based on Level 3 inputs not observable in the market. On August 27, 2019, the additional consideration was paid.
The following table summarizes the consideration transferred to acquire TransX, as well as the fair value of the assets acquired and liabilities assumed, and goodwill that were recognized at the acquisition date:

March 20
In millions	2019
Consideration transferred
Cash paid at closing	$170
Additional cash consideration and other (1)	22
Fair value of total consideration transferred	$192
Recognized amounts of identifiable assets acquired and liabilities assumed (2)
Current assets	$85
Non-current assets (3)	260
Current liabilities	(134)
Non-current liabilities	(77)
Total identifiable net assets (4)	$134
Goodwill (5)	$58
(1)Includes additional cash consideration paid of $25 million less an adjustment of $3 million to reflect the settlement of working capital.
(2)As at the acquisition date, the purchase price was preliminary and subject to change over the measurement period, permitted to be up to one year from the acquisition date. In the first quarter of 2020, based on updated information available to the Company, the fair value of net assets acquired was adjusted to reflect a net decrease to current and deferred income tax balances of $7 million, resulting in a decrease to Goodwill for the same amount. The Company’s purchase price allocation is now final.
(3)Includes identifiable intangible assets of $34 million.
(4)Includes finance and operating lease right-of-use assets and liabilities.
(5)The goodwill acquired through the business combination is mainly attributable to the premium of an established business operation. The goodwill is not deductible for tax purposes.